Document and Entity Information	Oct. 15, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001616318
Document Type	8-K
Document Period End Date	Oct. 15, 2023
Entity Registrant Name	Vista Outdoor Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36597
Entity Tax Identification Number	47-1016855
Entity Address, Address Line One	1 Vista Way
Entity Address, City or Town	Anoka
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55303
City Area Code	(763)
Local Phone Number	433-1000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01
Trading Symbol	VSTO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false